30. INSURANCE (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of types of insurance contracts [abstract]
Disclosure of types of insurance contracts

The insurance policies provide the following coverage, per risk and type of asset:

	2020	2019
Insurance line
Operational risks and loss of profits	800,000	800,000
Civil liability - third parties (*)	415,740	322,408
Fire – inventories	170,000	170,000
Theft - inventories	20,000	20,000
Civil liability - general	30,000	30,000
Civil liability - vehicles	2,000	2,000

(*) Based on the foreign exchange rate prevailing at December 31, 2020 (ptax): R$5.1967 = US$1.00